Transactions with Related Parties - Other transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($) director item	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Transactions with related parties
Number of Mexican banks that have made loans to Group | item	2
Aggregate annual amount of contracts leasing office space	$ 28,155	$ 26,963	$ 26,538
Consulting firm
Transactions with related parties
Fees for services received	15,414	2,581	16,291
Professional services firm secretary of Company's Board
Transactions with related parties
Fees for services received	26,547	33,316	39,996
Professional services firm, two directors
Transactions with related parties
Fees for services received	$ 19,431	97,272	19,300
Number of directors that maintain an interest in a professional services firm | director	2
Member of the Company's Board
Transactions with related parties
Fees for services received		$ 2,391	$ 5,766